TAXATION - Deferred tax assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Deferred tax assets
Tax loss carry forward	¥ 73,038	$ 10,590	¥ 50,497
Deferred revenue and customer advances	37,752	5,474	30,984
Lease liabilities	1,960	284	7,498
Others	3,023	438	964
Less: valuation allowance	(113,125)	(16,402)	(82,816)
Total deferred tax assets	2,648	384	7,127
Deferred tax liabilities
ROU assets	(2,648)	(384)	(7,127)
Total deferred tax liabilities	(2,648)	(384)	(7,127)
Deferred Tax Assets, Net, Total	0	0	¥ 0
Operating Loss Carryforwards	¥ 295,231	$ 42,804